UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549



FORM N-PX



ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT

INVESTMENT COMPANY



Investment Company Act file number 811-03091



Name of Fund: BlackRock Series Fund, Inc.

BlackRock Government Income Portfolio

BlackRock Money Market Portfolio

BlackRock Total Return Portfolio



Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809



Name and address of agent for service: Donald C. Burke, Chief Executive

Officer, BlackRock Series Fund, Inc.,

800 Scudders Mill Road, Plainsboro, NJ, 08536. Mailing address: P.O. Box 9011,

Princeton, NJ, 08543-

9011



Registrant's telephone number, including area code: (800) 456-4587



Date of fiscal year end: 12/31



Date of reporting period: 07/01/2007 -- 06/30/2008



Item 1 -- Proxy Voting Record -- There were no matters relating to a portfolio security considered at any shareholder

meeting held during the period ended June 30, 2008 with respect to which the registrant was entitled to vote.



Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be

signed on its behalf by the undersigned, thereunto duly authorized.



BlackRock Series Fund, Inc.



By: /s/ Donald C. Burke

Donald C. Burke

Chief Executive Officer of

BlackRock Series Fund, Inc.



Date: August 15, 2008